YIELDQUEST CORE EQUITY FUND Summary Section
Investment Objectives
The investment objective of the YieldQuest Core Equity Fund (the “Equity Fund” and the “Fund”) is long-term capital appreciation and, secondarily, income.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YieldQuest Core Equity Fund YIELDQUEST CORE EQUITY FUND	Institutional Class, YieldQuest Core Equity Fund	Investor Class, YieldQuest Core Equity Fund
Shareholder Fees Column [Text]	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - YieldQuest Core Equity Fund YIELDQUEST CORE EQUITY FUND		Institutional Class, YieldQuest Core Equity Fund	Investor Class, YieldQuest Core Equity Fund
Operating Expenses Column [Text]		Institutional Class Shares	Investor Class Shares
Management Fee		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		3.69%	3.79%
Short Dividend and Interest Expense	[1]	0.68%	0.68%
Remaining Other Expenses		3.01%	3.11%
Acquired Fund Fees and Expenses	[2]	0.82%	0.82%
Total Annual Fund Operating Expenses		5.50%	5.85%
Expense Reimbursement	[3]	2.81%	2.81%
Total Annual Fund Operating Expenses After Expense Reimbursement		2.69%	3.04%
[1]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 2.01% for the Institutional Class and 2.36% for the Investor Class.
[2]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.87% for Institutional Class Shares and 2.22% for Investor Class Shares.
[3]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 1.19% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YieldQuest Core Equity Fund YIELDQUEST CORE EQUITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Institutional Class, YieldQuest Core Equity Fund	Institutional Class Shares	272	1,392	2,501	5,224
Investor Class, YieldQuest Core Equity Fund	Investor Class Shares	307	1,490	2,653	5,474

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.
Principal Strategies

Under normal circumstances, the Equity Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies of all market capitalizations, either directly or through investments in other investment companies, including exchange-traded funds (“ETFs”) and actively managed closed-end mutual funds. The Equity Fund invests primarily in large-cap securities, either directly or through other investment companies, ETFs and closed-end funds that primarily invest in large-cap securities.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), shares of other investment companies that invest primarily in equity securities, publicly-traded partnerships and equity real estate investment trusts (REITs). The Equity Fund may invest up to one-third of its assets in foreign securities, including emerging market securities and forward foreign currency contracts. The Equity Fund may invest up to 20% of its net assets in debt securities of any quality or maturity, directly or through publicly-traded partnerships, other investment companies, or ETFs of closed-end funds that invest primarily in debt securities or commodities; mortgage REITS; and municipal securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Equity Fund may invest up to 10% of its net assets, measured at the time of purchase, in non-investment grade debt securities, commonly known as “junk bonds.”

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Principal Risks of Investing in the Equity Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by YieldQuest Advisors, LLC (the “Advisor”) with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies fail to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

• Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed-end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Real Estate Investment Trust (REIT) Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers. Municipal securities are also subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in a Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance
The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Year-by Year Total Returns for the Institutional Class for the periods ending December 31

During the periods shown, the highest return for a quarter was 25.07% for the quarter ended June 30, 2009, and the lowest return was -38.80% for the quarter ended December 31, 2008.
Average Annual Total Returns - YieldQuest Core Equity Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	commenced operations on	One Year	Five Year	Since Inception
YIELDQUEST CORE EQUITY FUND	Average Annual Total Returns for the periods ended December 31, 2010.
YIELDQUEST CORE EQUITY FUND Return Before Taxes Institutional Class, YieldQuest Core Equity Fund		YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)	Return Before Taxes		Nov 1, 2005	8.45%	(6.28%)	(5.50%)
YIELDQUEST CORE EQUITY FUND Return Before Taxes Investor Class, YieldQuest Core Equity Fund		YieldQuest Core Equity Fund – Investor Class (commenced operations on February 28, 2008)	Return Before Taxes		Feb 28, 2008	8.05%		(15.38%)
YIELDQUEST CORE EQUITY FUND Return After Taxes on Distributions Institutional Class, YieldQuest Core Equity Fund		YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions		Nov 1, 2005	8.41%	(7.18%)	(6.39%)
YIELDQUEST CORE EQUITY FUND Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, YieldQuest Core Equity Fund		YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions and Sale of Fund Shares		Nov 1, 2005	5.54%	(5.63%)	(4.98%)
S&P 500 Index Inception Period, Since November 01, 2005			S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	Nov 1, 2005	15.08%	2.29%	2.96%
S&P 500 Index Inception Period, Since February 28, 2008			S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	Feb 28, 2008	15.08%		0.29%

After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance data current to the most recent month end may be obtained by calling (877) 497-3634.

YIELDQUEST TOTAL RETURN BOND FUND Summary Section
Investment Objectives
The investment objective of the YieldQuest Total Return Bond Fund (the “Total Return Fund” and the “Fund”) is total return comprised of both income and capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YieldQuest Total Return Bond Fund YIELDQUEST TOTAL RETURN BOND FUND	Institutional Class, YieldQuest Total Return Bond Fund	Investor Class, YieldQuest Total Return Bond Fund
Shareholder Fees Column [Text]	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - YieldQuest Total Return Bond Fund YIELDQUEST TOTAL RETURN BOND FUND		Institutional Class, YieldQuest Total Return Bond Fund	Investor Class, YieldQuest Total Return Bond Fund
Operating Expenses Column [Text]		Institutional Class Shares	Investor Class Shares
Management Fee		0.59%	0.59%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		1.91%	2.01%
Short Dividend and Interest Expense	[1]	0.77%	0.77%
Remaining Other Expenses		1.14%	1.24%
Acquired Fund Fees and Expenses	[2]	0.40%	0.40%
Total Annual Fund Operating Expenses		2.90%	3.25%
Expense Reimbursement	[3]	0.94%	0.94%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.96%	2.31%
[1]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 1.19% for the Institutional Class and 1.54% for the Investor Class.
[2]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.56% for Institutional Class Shares and 1.91% for Investor Class Shares.
[3]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YieldQuest Total Return Bond Fund YIELDQUEST TOTAL RETURN BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Institutional Class, YieldQuest Total Return Bond Fund	Institutional Class Shares	199	809	1,445	3,156
Investor Class, YieldQuest Total Return Bond Fund	Investor Class Shares	234	913	1,617	3,485

Portfolio Turnover
The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Principal Strategies

Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end funds that invest primarily in fixed income securities. The Total Return Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities, collateralized mortgage obligations, corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities, short-term obligations (such as commercial paper), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), municipal bonds and money market investments.

The Total Return Fund may invest in fixed income securities of any maturity. Typically, the Total Return Fund’s weighted average maturity ranges from two to 10 years. Under normal circumstances, the Total Return Fund invests in investment grade fixed income securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Total Return Fund may invest up to 25% of its net assets, measured at the time of purchase, in non-investment grade fixed income securities, commonly known as “junk bonds.” The Total Return Fund may invest up to one-third of its assets in securities of foreign issuers, including forward foreign currency contracts and securities of issuers based in emerging markets, either directly or indirectly through investments in other investment companies that invest primarily in foreign securities and/or depositary receipts.

The Total Return Fund may invest up to 20% of its net assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stocks, equity REITs, ETFs and actively managed closed-end funds that invest primarily in stocks, commodities or equity REITs.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Principal Risks of Investing in the Total Return Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Total Return Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

• Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. .Mortgage-backed securities (MBS) may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Turnover Risk. The Fund is actively managed and experiences a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance
The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Year-by-Year Total Returns for the Institutional Class For the periods ending December 31

During the period shown, the highest return for a quarter was 14.01% for the quarter ended June 30, 2009, and the lowest return was -14.08% for the quarter ended September 30, 2008.
Average Annual Total Returns - YieldQuest Total Return Bond Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	commenced operations on	One Year	Five Year	Since Inception
YIELDQUEST TOTAL RETURN BOND FUND	Average Annual Total Returns for the periods ended December 31, 2010.
YIELDQUEST TOTAL RETURN BOND FUND Return Before Taxes Institutional Class, YieldQuest Total Return Bond Fund		YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return Before Taxes		Nov 1, 2005	(2.41%)	(1.78%)	(1.23%)
YIELDQUEST TOTAL RETURN BOND FUND Return Before Taxes Investor Class, YieldQuest Total Return Bond Fund		YieldQuest Total Return Bond Fund – Investor Class (commenced operations on February 28, 2008)	Return Before Taxes		Feb 28, 2008	(2.93%)		(5.26%)
YIELDQUEST TOTAL RETURN BOND FUND Return After Taxes on Distributions Institutional Class, YieldQuest Total Return Bond Fund		YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions		Nov 1, 2005	(3.40%)	(3.69%)	(3.12%)
YIELDQUEST TOTAL RETURN BOND FUND Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, YieldQuest Total Return Bond Fund		YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions and Sale of Fund Shares		Nov 1, 2005	(1.56%)	(2.52%)	(2.05%)
Barclays Capital Aggregate Bond Index Inception Period, Since November 01, 2005			Barclays Capital Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	Nov 1, 2005	6.54%	5.80%	5.89%
Barclays Capital Aggregate Bond Index Inception Period, Since February 28, 2008			Barclays Capital Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	Feb 28, 2008	6.54%		5.59%

After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data current to the most recent month end may be obtained by calling (877) 497-3634.

YIELDQUEST TAX-EXEMPT BOND FUND Summary Section
Investment Objectives
The investment objective of the YieldQuest Tax-Exempt Bond Fund (the “Tax-Exempt Fund” and the “Fund”) is to maximize current tax-exempt income.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YieldQuest Tax-Exempt Bond Fund YIELDQUEST TAX-EXEMPT BOND FUND	Institutional Class, YieldQuest Tax-Exempt Bond Fund	Investor Class, YieldQuest Tax-Exempt Bond Fund
Shareholder Fees Column [Text]	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - YieldQuest Tax-Exempt Bond Fund YIELDQUEST TAX-EXEMPT BOND FUND		Institutional Class, YieldQuest Tax-Exempt Bond Fund	Investor Class, YieldQuest Tax-Exempt Bond Fund
Operating Expenses Column [Text]		Institutional Class Shares	Investor Class Shares
Management Fee		0.59%	0.59%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		2.41%	2.51%
Short Dividend and Interest Expense	[1]	0.99%	0.99%
Remaining Other Expenses		1.42%	1.52%
Acquired Fund Fees and Expenses	[2]	0.33%	0.33%
Total Annual Fund Operating Expenses		3.33%	3.68%
Expense Reimbursement	[3]	1.22%	1.22%
Total Annual Fund Operating Expenses After Expense Reimbursement		2.11%	2.46%
[1]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 1.12% for the Institutional Class and 1.47% for the Investor Class.
[2]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.78% for Institutional Class Shares and 2.13% for Investor Class Shares.
[3]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in the Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YieldQuest Tax-Exempt Bond Fund YIELDQUEST TAX-EXEMPT BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Institutional Class, YieldQuest Tax-Exempt Bond Fund	Institutional Class Shares	214	911	1,631	3,539
Investor Class, YieldQuest Tax-Exempt Bond Fund	Investor Class Shares	249	1,014	1,799	3,854

Portfolio Turnover
The Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Strategies

Under normal circumstances, the Tax-Exempt Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal bonds exempt from both regular federal income tax and federal alternative minimum tax (“AMT”), either directly or through ETFs and closed-end funds whose underlying investments consist primarily of municipal bonds or other investments exempt from both federal income tax and federal AMT. The Fund may invest in fixed income securities of any maturity. Typically, the Tax-Exempt Fund’s weighted average maturity ranges from two to 12 years. The Tax-Exempt Fund may also invest up to 25% of its net assets in non-investment grade tax-exempt securities commonly known as “junk bonds.”

The Tax-Exempt Fund may invest up to 20% of its net assets in securities other than tax-exempt municipal securities, including, common stocks, preferred stocks, taxable bonds, foreign bonds (including sovereign debt, foreign corporate debt and debt of issuers located in emerging markets), forward foreign currency contracts, convertible securities, equity and/or mortgage REITs, publicly-traded partnerships, and other investment companies (including ETFs, closed-end and open-end mutual funds) that hold any of the foregoing securities or that invest in commodities, money market funds, and cash and cash equivalents.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Principal Risks of Investing in the Tax-Exempt Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Tax-Exempt Fund.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (TIPS), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed-end funds. During periods of extreme market volatility, closed-end funds may be subject to these market risks. For example, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended. Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Performance
The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Year-by-Year Total Returns for the Institutional Class for the periods ending December 31

During the periods shown, the highest return for a quarter was 6.97% for the quarter ended December 31, 2010 and the lowest return was -10.56% for the quarter ended September 30, 2008.
Average Annual Total Returns - YieldQuest Tax-Exempt Bond Fund	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	commenced operations on	One Year	Five Year	Since Inception
YIELDQUEST TAX-EXEMPT BOND FUND	Average Annual Total Returns for the periods ended December 31, 2010.
YIELDQUEST TAX-EXEMPT BOND FUND Return Before Taxes Institutional Class, YieldQuest Tax-Exempt Bond Fund		YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return Before Taxes		Nov 1, 2005	(4.34%)	(1.76%)	(1.08%)
YIELDQUEST TAX-EXEMPT BOND FUND Return Before Taxes Investor Class, YieldQuest Tax-Exempt Bond Fund		YieldQuest Tax-Exempt Bond Fund – Investor Class (commenced operations on February 28, 2008)	Return Before Taxes		Feb 28, 2008	(4.68%)		(4.54%)
YIELDQUEST TAX-EXEMPT BOND FUND Return After Taxes on Distributions Institutional Class, YieldQuest Tax-Exempt Bond Fund		YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions		Nov 1, 2005	(4.37%)	(1.88%)	(1.20%)
YIELDQUEST TAX-EXEMPT BOND FUND Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, YieldQuest Tax-Exempt Bond Fund		YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)	Return After Taxes on Distributions and Sale of Fund Shares		Nov 1, 2005	(1.97%)	(1.01%)	(0.44%)
Barclays Capital 7 Year Municipal Bond Index Inception Period, Since November 01, 2005			Barclays Capital 7 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	Nov 1, 2005	4.63%	5.17%	5.23%
Barclays Capital 7 Year Municipal Bond Index Inception Period, Since February 28, 2008			Barclays Capital 7 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	Feb 28, 2008	4.63%		6.28%

After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance data current to the most recent month end may be obtained by calling (877) 497-3634.

YIELDQUEST CORE BOND FUND (Shares of the YieldQuest Core Bond Fund are not currently available for investment) Summary Section
Investment Objectives
The investment objective of the YieldQuest Core Bond Fund (the “Core Bond Fund” and the “Fund”) is total return comprised of both income and capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YieldQuest Core Bond Fund YIELDQUEST CORE BOND FUND	Institutional Class, YieldQuest Core Bond Fund	Investor Class, YieldQuest Core Bond Fund
Shareholder Fees Column [Text]	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - YieldQuest Core Bond Fund YIELDQUEST CORE BOND FUND		Institutional Class, YieldQuest Core Bond Fund	Investor Class, YieldQuest Core Bond Fund
Operating Expenses Column [Text]		Institutional Class Shares	Investor Class Shares
Management Fee		0.34%	0.34%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses	[1]	0.74%	0.84%
Short Dividend and Interest Expense	[2]	none	none
Remaining Other Expenses		0.74%	0.84%
Acquired Fund Fees and Expenses	[3]	0.10%	0.10%
Total Annual Fund Operating Expenses		1.18%	1.53%
Expense Reimbursement	[4]	0.59%	0.59%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.59%	0.94%
[1]	Because the Fund has not yet commenced operations, Total Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Actual expenses may differ.
[2]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. The Core Bond Fund did not incur any Short Dividend and Interest Expense.
[3]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.49% for Institutional Class Shares and 0.84% for Investor Class Shares.
[4]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.49% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YieldQuest Core Bond Fund YIELDQUEST CORE BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Institutional Class, YieldQuest Core Bond Fund	Institutional Class Shares	60	316
Investor Class, YieldQuest Core Bond Fund	Investor Class Shares	96	425

Portfolio Turnover
The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment operations.
Principal Strategies

The Core Bond Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in fixed income securities, either directly or indirectly through ETFs that invest primarily in fixed income securities. The Core Bond Fund typically invests in an investment grade portfolio of fixed income and variable rate securities, including corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed and asset-backed securities, mortgage pass-through securities, taxable and non-taxable municipal obligations, foreign fixed income securities and money market instruments.

Generally, the Core Bond Fund makes direct investments in fixed income securities. However, the Core Bond Fund may elect to obtain exposure to the fixed income market through investments in ETFs that invest primarily in fixed income securities. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in foreign debt securities denominated in foreign currencies, or U.S. dollar-denominated securities of foreign issuers. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in derivative transactions for any purpose consistent with its investment objective, including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

The Fund may actively trade equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Principal Risks of Investing in the Core Bond Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Bond Fund.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Investment Company Securities Risk. When the Fund invests in another investment company (such as ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and thereby, reduce its performance.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. MBS may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Performance
The Core Bond Fund has not commenced investment operations as of the date of this Prospectus. Therefore, no performance information is shown.

YIELDQUEST CORE TAX-EXEMPT BOND FUND (Shares of the YieldQuest Core Tax-Exempt Bond Fund are not currently available for investment) Summary Section
Investment Objectives
The investment objective of the YieldQuest Core Tax-Exempt Bond Fund (the “Core Tax-Exempt Fund” and the “Fund”) is to seek current income exempt from federal income tax.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Tax-Exempt Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YieldQuest Core Tax-Exempt Bond Fund YIELDQUEST CORE TAX-EXEMPT BOND FUND	Institutional Class, YieldQuest Core Tax-Exempt Bond Fund	Investor Class, YieldQuest Core Tax-Exempt Bond Fund
Shareholder Fees Column [Text]	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - YieldQuest Core Tax-Exempt Bond Fund YIELDQUEST CORE TAX-EXEMPT BOND FUND		Institutional Class, YieldQuest Core Tax-Exempt Bond Fund	Investor Class, YieldQuest Core Tax-Exempt Bond Fund
Operating Expenses Column [Text]		Institutional Class Shares	Investor Class Shares
Management Fee		0.40%	0.40%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses	[1]	0.74%	0.84%
Short Dividend and Interest Expense	[2]	none	none
Remaining Other Expenses		0.74%	0.84%
Acquired Fund Fees and Expenses	[3]	0.12%	0.12%
Total Annual Fund Operating Expenses		1.26%	1.61%
Expense Reimbursement	[4]	0.59%	0.59%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.67%	1.02%
[1]	Because the Fund has not yet commenced operations, Total Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Actual expenses may differ.
[2]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. The Core Tax-Exempt Fund did not incur any Short Dividend and Interest Expense.
[3]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.55% for Institutional Class Shares and 0.90% for Investor Class Shares.
[4]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.55% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example:
This example is intended to help you compare the cost of investing in the Core Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YieldQuest Core Tax-Exempt Bond Fund YIELDQUEST CORE TAX-EXEMPT BOND FUND (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Institutional Class, YieldQuest Core Tax-Exempt Bond Fund	Institutional Class Shares	68	341
Investor Class, YieldQuest Core Tax-Exempt Bond Fund	Investor Class Shares	104	450

Portfolio Turnover
The Core Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment operations.
Principal Strategies

The Core Tax-Exempt Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) directly or indirectly in municipal bonds the interest on which is exempt from both regular federal income tax and federal AMT. The Core Tax-Exempt Fund may invest directly in municipal securities or it may elect to gain exposure to the municipal bond market by investing in ETFs that invest primarily in municipal bonds.

Generally, the Core Tax-Exempt Fund makes direct investments in municipal securities. However, the Core Tax Exempt Fund may elect to obtain exposure to municipal securities through investments in ETFs that invest primarily in municipal securities. The Core Tax-Exempt Fund may invest up to 20% of its net assets based on market value at the time of purchase in securities other than tax-exempt municipal securities, such as U.S. Government securities, money market instruments, taxable bonds, foreign bonds (including sovereign debt and foreign corporate debt), stocks, derivatives, equity ETFs, cash and cash equivalents. The Fund may use derivatives for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

The Fund may actively trade equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Principal Risks of Investing in the Core Tax-Exempt Bond Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Tax-Exempt Fund.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended. Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Performance
The Core Tax-Exempt Fund has not commenced investment operations as of the date of this Prospectus. Therefore, no performance information is shown.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	YieldQuest Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001327374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
YIELDQUEST CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST CORE EQUITY FUND Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Core Equity Fund (the “Equity Fund” and the “Fund”) is long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, income.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	258.00%
Investments, Risks and Performance	yft1327374_InvestmentsRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Equity Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies of all market capitalizations, either directly or through investments in other investment companies, including exchange-traded funds (“ETFs”) and actively managed closed-end mutual funds. The Equity Fund invests primarily in large-cap securities, either directly or through other investment companies, ETFs and closed-end funds that primarily invest in large-cap securities.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), shares of other investment companies that invest primarily in equity securities, publicly-traded partnerships and equity real estate investment trusts (REITs). The Equity Fund may invest up to one-third of its assets in foreign securities, including emerging market securities and forward foreign currency contracts. The Equity Fund may invest up to 20% of its net assets in debt securities of any quality or maturity, directly or through publicly-traded partnerships, other investment companies, or ETFs of closed-end funds that invest primarily in debt securities or commodities; mortgage REITS; and municipal securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Equity Fund may invest up to 10% of its net assets, measured at the time of purchase, in non-investment grade debt securities, commonly known as “junk bonds.”

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Equity Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies of all market capitalizations, either directly or through investments in other investment companies, including exchange-traded funds (“ETFs”) and actively managed closed-end mutual funds. The Equity Fund invests primarily in large-cap securities, either directly or through other investment companies, ETFs and closed-end funds that primarily invest in large-cap securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by YieldQuest Advisors, LLC (the “Advisor”) with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies fail to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

• Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed-end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Real Estate Investment Trust (REIT) Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers. Municipal securities are also subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in a Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldquest.com
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by Year Total Returns for the Institutional Class for the periods ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest return for a quarter was 25.07% for the quarter ended June 30, 2009, and the lowest return was -38.80% for the quarter ended December 31, 2008.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax figures are only shown for Institutional Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (877) 497-3634.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 497-3634
YIELDQUEST CORE EQUITY FUND | Institutional Class, YieldQuest Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YQCEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	3.69%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.68%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.81%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.69%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	272
3 years	rr_ExpenseExampleYear03	1,392
5 years	rr_ExpenseExampleYear05	2,501
10 years	rr_ExpenseExampleYear10	5,224
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.04%
2007	rr_AnnualReturn2007	3.90%
2008	rr_AnnualReturn2008	(54.02%)
2009	rr_AnnualReturn2009	21.31%
2010	rr_AnnualReturn2010	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
YIELDQUEST CORE EQUITY FUND | Investor Class, YieldQuest Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YCEIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	3.79%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.68%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.85%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.81%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	3.04%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	307
3 years	rr_ExpenseExampleYear03	1,490
5 years	rr_ExpenseExampleYear05	2,653
10 years	rr_ExpenseExampleYear10	5,474
YIELDQUEST CORE EQUITY FUND | Return Before Taxes | Institutional Class, YieldQuest Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	8.45%
Five Year	rr_AverageAnnualReturnYear05	(6.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.50%)
YIELDQUEST CORE EQUITY FUND | Return Before Taxes | Investor Class, YieldQuest Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Core Equity Fund – Investor Class (commenced operations on February 28, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	8.05%
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(15.38%)
YIELDQUEST CORE EQUITY FUND | Return After Taxes on Distributions | Institutional Class, YieldQuest Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	8.41%
Five Year	rr_AverageAnnualReturnYear05	(7.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.39%)
YIELDQUEST CORE EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, YieldQuest Core Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Core Equity Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	5.54%
Five Year	rr_AverageAnnualReturnYear05	(5.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
YIELDQUEST TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST TOTAL RETURN BOND FUND Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Total Return Bond Fund (the “Total Return Fund” and the “Fund”) is total return comprised of both income and capital appreciation.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Investments, Risks and Performance	yft1327374_InvestmentsRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end funds that invest primarily in fixed income securities. The Total Return Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities, collateralized mortgage obligations, corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities, short-term obligations (such as commercial paper), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), municipal bonds and money market investments.

The Total Return Fund may invest in fixed income securities of any maturity. Typically, the Total Return Fund’s weighted average maturity ranges from two to 10 years. Under normal circumstances, the Total Return Fund invests in investment grade fixed income securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Total Return Fund may invest up to 25% of its net assets, measured at the time of purchase, in non-investment grade fixed income securities, commonly known as “junk bonds.” The Total Return Fund may invest up to one-third of its assets in securities of foreign issuers, including forward foreign currency contracts and securities of issuers based in emerging markets, either directly or indirectly through investments in other investment companies that invest primarily in foreign securities and/or depositary receipts.

The Total Return Fund may invest up to 20% of its net assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stocks, equity REITs, ETFs and actively managed closed-end funds that invest primarily in stocks, commodities or equity REITs.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end funds that invest primarily in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Total Return Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Total Return Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

• Fixed Income Securities Risk: The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. .Mortgage-backed securities (MBS) may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Turnover Risk. The Fund is actively managed and experiences a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldquest.com
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns for the Institutional Class For the periods ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 14.01% for the quarter ended June 30, 2009, and the lowest return was -14.08% for the quarter ended September 30, 2008.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax figures are only shown for Institutional Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (877) 497-3634.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 497-3634
YIELDQUEST TOTAL RETURN BOND FUND | Institutional Class, YieldQuest Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YQTRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.91%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.77%	[4]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	199
3 years	rr_ExpenseExampleYear03	809
5 years	rr_ExpenseExampleYear05	1,445
10 years	rr_ExpenseExampleYear10	3,156
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	8.12%
2007	rr_AnnualReturn2007	(4.12%)
2008	rr_AnnualReturn2008	(19.27%)
2009	rr_AnnualReturn2009	11.92%
2010	rr_AnnualReturn2010	(2.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
YIELDQUEST TOTAL RETURN BOND FUND | Investor Class, YieldQuest Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YTRIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	2.01%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.77%	[4]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.94%	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.31%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	234
3 years	rr_ExpenseExampleYear03	913
5 years	rr_ExpenseExampleYear05	1,617
10 years	rr_ExpenseExampleYear10	3,485
YIELDQUEST TOTAL RETURN BOND FUND | Return Before Taxes | Institutional Class, YieldQuest Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(2.41%)
Five Year	rr_AverageAnnualReturnYear05	(1.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
YIELDQUEST TOTAL RETURN BOND FUND | Return Before Taxes | Investor Class, YieldQuest Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Investor Class (commenced operations on February 28, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	(2.93%)
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(5.26%)
YIELDQUEST TOTAL RETURN BOND FUND | Return After Taxes on Distributions | Institutional Class, YieldQuest Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(3.40%)
Five Year	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
YIELDQUEST TOTAL RETURN BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, YieldQuest Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(1.56%)
Five Year	rr_AverageAnnualReturnYear05	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
YIELDQUEST TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST TAX-EXEMPT BOND FUND Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Tax-Exempt Bond Fund (the “Tax-Exempt Fund” and the “Fund”) is to maximize current tax-exempt income.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Investments, Risks and Performance	yft1327374_InvestmentsRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Tax-Exempt Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal bonds exempt from both regular federal income tax and federal alternative minimum tax (“AMT”), either directly or through ETFs and closed-end funds whose underlying investments consist primarily of municipal bonds or other investments exempt from both federal income tax and federal AMT. The Fund may invest in fixed income securities of any maturity. Typically, the Tax-Exempt Fund’s weighted average maturity ranges from two to 12 years. The Tax-Exempt Fund may also invest up to 25% of its net assets in non-investment grade tax-exempt securities commonly known as “junk bonds.”

The Tax-Exempt Fund may invest up to 20% of its net assets in securities other than tax-exempt municipal securities, including, common stocks, preferred stocks, taxable bonds, foreign bonds (including sovereign debt, foreign corporate debt and debt of issuers located in emerging markets), forward foreign currency contracts, convertible securities, equity and/or mortgage REITs, publicly-traded partnerships, and other investment companies (including ETFs, closed-end and open-end mutual funds) that hold any of the foregoing securities or that invest in commodities, money market funds, and cash and cash equivalents.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Tax-Exempt Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal bonds exempt from both regular federal income tax and federal alternative minimum tax (“AMT”), either directly or through ETFs and closed-end funds whose underlying investments consist primarily of municipal bonds or other investments exempt from both federal income tax and federal AMT.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Tax-Exempt Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Tax-Exempt Fund.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (TIPS), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed-end funds. During periods of extreme market volatility, closed-end funds may be subject to these market risks. For example, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.

• REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.

• Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended. Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.

• Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

• Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldquest.com
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns for the Institutional Class for the periods ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest return for a quarter was 6.97% for the quarter ended December 31, 2010 and the lowest return was -10.56% for the quarter ended September 30, 2008.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax figures are only shown for Institutional Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (877) 497-3634.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 497-3634
YIELDQUEST TAX-EXEMPT BOND FUND | Institutional Class, YieldQuest Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YQTEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	2.41%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.99%	[7]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.22%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.11%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	214
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,631
10 years	rr_ExpenseExampleYear10	3,539
Year-by-Year Total Returns for the Institutional Class	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	5.99%
2007	rr_AnnualReturn2007	(1.77%)
2008	rr_AnnualReturn2008	(14.23%)
2009	rr_AnnualReturn2009	7.13%
2010	rr_AnnualReturn2010	(4.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
YIELDQUEST TAX-EXEMPT BOND FUND | Investor Class, YieldQuest Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YTEIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	2.51%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.99%	[7]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.22%	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.46%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	249
3 years	rr_ExpenseExampleYear03	1,014
5 years	rr_ExpenseExampleYear05	1,799
10 years	rr_ExpenseExampleYear10	3,854
YIELDQUEST TAX-EXEMPT BOND FUND | Return Before Taxes | Institutional Class, YieldQuest Tax-Exempt Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(4.34%)
Five Year	rr_AverageAnnualReturnYear05	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
YIELDQUEST TAX-EXEMPT BOND FUND | Return Before Taxes | Investor Class, YieldQuest Tax-Exempt Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Tax-Exempt Bond Fund – Investor Class (commenced operations on February 28, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	(4.68%)
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(4.54%)
YIELDQUEST TAX-EXEMPT BOND FUND | Return After Taxes on Distributions | Institutional Class, YieldQuest Tax-Exempt Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(4.37%)
Five Year	rr_AverageAnnualReturnYear05	(1.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
YIELDQUEST TAX-EXEMPT BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, YieldQuest Tax-Exempt Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Tax-Exempt Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	(1.97%)
Five Year	rr_AverageAnnualReturnYear05	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
YIELDQUEST CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST CORE BOND FUND (Shares of the YieldQuest Core Bond Fund are not currently available for investment) Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Core Bond Fund (the “Core Bond Fund” and the “Fund”) is total return comprised of both income and capital appreciation.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment operations.
Investments, Risks and Performance	yft1327374_InvestmentsRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Bond Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in fixed income securities, either directly or indirectly through ETFs that invest primarily in fixed income securities. The Core Bond Fund typically invests in an investment grade portfolio of fixed income and variable rate securities, including corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed and asset-backed securities, mortgage pass-through securities, taxable and non-taxable municipal obligations, foreign fixed income securities and money market instruments.

Generally, the Core Bond Fund makes direct investments in fixed income securities. However, the Core Bond Fund may elect to obtain exposure to the fixed income market through investments in ETFs that invest primarily in fixed income securities. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in foreign debt securities denominated in foreign currencies, or U.S. dollar-denominated securities of foreign issuers. The Core Bond Fund may invest up to 20% of its total assets, based on market value at the time of investment, in derivative transactions for any purpose consistent with its investment objective, including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

The Fund may actively trade equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Core Bond Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in fixed income securities, either directly or indirectly through ETFs that invest primarily in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Core Bond Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Bond Fund.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Investment Company Securities Risk. When the Fund invests in another investment company (such as ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and thereby, reduce its performance.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. MBS may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Core Bond Fund has not commenced investment operations as of the date of this Prospectus. Therefore, no performance information is shown.
YIELDQUEST CORE BOND FUND | Institutional Class, YieldQuest Core Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%	[10]
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[11]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	316
YIELDQUEST CORE BOND FUND | Investor Class, YieldQuest Core Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%	[10]
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[11]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	425
YIELDQUEST CORE TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST CORE TAX-EXEMPT BOND FUND (Shares of the YieldQuest Core Tax-Exempt Bond Fund are not currently available for investment) Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Core Tax-Exempt Bond Fund (the “Core Tax-Exempt Fund” and the “Fund”) is to seek current income exempt from federal income tax.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Core Tax-Exempt Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Core Tax-Exempt Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Core Tax-Exempt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced investment operations.
Investments, Risks and Performance	yft1327374_InvestmentsRisksAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Tax-Exempt Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) directly or indirectly in municipal bonds the interest on which is exempt from both regular federal income tax and federal AMT. The Core Tax-Exempt Fund may invest directly in municipal securities or it may elect to gain exposure to the municipal bond market by investing in ETFs that invest primarily in municipal bonds.

Generally, the Core Tax-Exempt Fund makes direct investments in municipal securities. However, the Core Tax Exempt Fund may elect to obtain exposure to municipal securities through investments in ETFs that invest primarily in municipal securities. The Core Tax-Exempt Fund may invest up to 20% of its net assets based on market value at the time of purchase in securities other than tax-exempt municipal securities, such as U.S. Government securities, money market instruments, taxable bonds, foreign bonds (including sovereign debt and foreign corporate debt), stocks, derivatives, equity ETFs, cash and cash equivalents. The Fund may use derivatives for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity.

The Fund may actively trade equity index futures, Treasury futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact a Fund’s portfolio by decreasing the Fund’s upside performance potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Core Tax-Exempt Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) directly or indirectly in municipal bonds the interest on which is exempt from both regular federal income tax and federal AMT.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Core Tax-Exempt Bond Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Core Tax-Exempt Fund.

• Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.

• Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

• ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fails to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy may increase the Fund’s costs and, thereby, reduce its performance.

• Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country.

• Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements and, in order for the Fund to pay exempt-interest dividends to its shareholders, the Fund must meet certain requirements of the Internal Revenue Code of 1986, as amended. Failure to meet such requirements may cause either the interest received or distributed to shareholders by the Fund to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall. The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when the Advisor determines it is desirable to do so. Consequently, the Fund may receive payments that are treated as taxable income for federal income tax purposes.

• Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.

• Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Core Tax-Exempt Fund has not commenced investment operations as of the date of this Prospectus. Therefore, no performance information is shown.
YIELDQUEST CORE TAX-EXEMPT BOND FUND | Institutional Class, YieldQuest Core Tax-Exempt Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.74%	[10]
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[14]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	68
3 years	rr_ExpenseExampleYear03	341
YIELDQUEST CORE TAX-EXEMPT BOND FUND | Investor Class, YieldQuest Core Tax-Exempt Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.84%	[10]
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[14]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[16]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	450
Barclays Capital Aggregate Bond Index | Inception Period, Since November 01, 2005
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Year	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Barclays Capital Aggregate Bond Index | Inception Period, Since February 28, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
S&P 500 Index | Inception Period, Since November 01, 2005
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Year	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
S&P 500 Index | Inception Period, Since February 28, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	15.08%
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Barclays Capital 7 Year Municipal Bond Index | Inception Period, Since November 01, 2005
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov 1, 2005
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Year	rr_AverageAnnualReturnYear05	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Barclays Capital 7 Year Municipal Bond Index | Inception Period, Since February 28, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb 28, 2008
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%

[1]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 2.01% for the Institutional Class and 2.36% for the Investor Class.
[2]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.87% for Institutional Class Shares and 2.22% for Investor Class Shares.
[3]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 1.19% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[4]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 1.19% for the Institutional Class and 1.54% for the Investor Class.
[5]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.56% for Institutional Class Shares and 1.91% for Investor Class Shares.
[6]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[7]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. Excluding this Expense, Total Annual Fund Operating Expense After Expense Reimbursement would have been 1.12% for the Institutional Class and 1.47% for the Investor Class.
[8]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.78% for Institutional Class Shares and 2.13% for Investor Class Shares.
[9]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[10]	Because the Fund has not yet commenced operations, Total Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. Actual expenses may differ.
[11]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. The Core Bond Fund did not incur any Short Dividend and Interest Expense.
[12]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.49% for Institutional Class Shares and 0.84% for Investor Class Shares.
[13]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.49% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[14]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the adviser. The Core Tax-Exempt Fund did not incur any Short Dividend and Interest Expense.
[15]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.55% for Institutional Class Shares and 0.90% for Investor Class Shares.
[16]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees) do not exceed 0.55% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 29, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees.